SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.(R)

                           SunAmerica LifeStage Funds

              Supplement to the Prospectus dated November 16, 2001


The following items reflect changes to the Class B shares of the Fund:

The Maximum Deferred Sales Charge (Load), applicable to Class B shares of the Fund, as set forth on page nine of the Prospectus, has been changed to 4.00%.

                                    *********

References to the cost of investing in Class B shares of the Fund, as indicated in the section entitled "EXAMPLE" on page 11 of the Prospectus, should be replaced with the following:

If you redeemed your investment at the end of the periods indicated:

                                                       1 Year      3 Years      5 Years     10 Years
SUNAMERICA AGGRESSIVE GROWTH LIFESTAGE FUND
   (Class B shares) ................................    $477         $540         $617        $741

SUNAMERICA MODERATE GROWTH LIFESTAGE FUND
    (Class B shares) ................................   $477         $540         $617        $741

SUNAMERICA CONSERVATIVE GROWTH LIFESTAGE FUND
    (Class B shares) ................................   $477         $540         $617        $741

If you did not redeem your shares:


                                                       1 Year      3 Years      5 Years     10 Years
SUNAMERICA AGGRESSIVE GROWTH LIFESTAGE FUND
    (Class B shares) ................................    $77         $240         $417        $741

SUNAMERICA MODERATE GROWTH LIFESTAGE FUND
    (Class B shares) ................................    $77         $240         $417        $741


                                                       1 Year      3 Years      5 Years     10 Years
SUNAMERICA CONSERVATIVE GROWTH LIFESTAGE FUND
    (Class B shares) ................................    $77         $240         $417        $741


                                    *********

Under the section "CALCULATION OF SALES CHARGES" on page 12 of the Prospectus, the third paragraph should be replaced in its entirety with the following:

         CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:


            Years after purchase                 CDSC on shares being sold

            1st year or 2nd year                 4.00%
            3rd year or 4th year                 3.00%
            5th year                             2.00%
            6th year                             1.00%
            7th year or 8th year                 None


Dated: January 2, 2002